Financial Risk Management and Financial Instruments - Summary of Changes in Contingent Consideration Liability (Details) - Contingent consideration - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
At January 1	€ 30	€ 27	€ 0
Initial recognition of contingent consideration included in purchase consideration of acquisition	0	0	13
Contingent consideration payments	(17)	(7)	0
Non cash changes recognized in profit or loss
Changes in fair value recognized in consolidated statement of operations	2	13	14
Effect of changes in foreign exchange rates	2	(3)	0
At December 31	€ 17	€ 30	€ 27